Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Trade receivables, allowance for doubtful accounts	$ 3,239		$ 3,759	$ 4,162
Inventory			4,868	3,495
Amortization of intangible assets	$ 49,145	$ 54,411	$ 211,639	236,788	$ 246,753
Employee Stock Option
Finite-Lived Intangible Assets [Line Items]
Dividend rate			0.00%
Subscriber Accounts
Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, useful life			15 years
Amortization rate using declining balance method			220.00%
Amortization of intangible assets			$ 204,130	226,697	236,673
Dealer Networks and Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 6,994	$ 9,830	$ 9,830
Finite-lived intangible asset, useful life			5 years
LiveWatch Trademark
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			10 years
Security Networks LLC and Certain Affiliated Entities | Subscriber Accounts
Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, useful life			14 years
Amortization rate using declining balance method			235.00%